Parent Company Financial Information (Schedule of Condensed Balance Sheets of Parent Company) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets:
Cash	$ 207,967	$ 58,927	$ 49,029	$ 78,294
Excess cost over fair value of net assets acquired	5,200	5,200
Other, net	29,404	33,379
Total assets	4,040,207	3,841,651
Liabilities and Stockholders' Equity:
Income taxes payable	2,800	15,400
Subordinated debentures	64,950	64,950
Total liabilities	3,529,101	3,413,678
Stockholders' equity:
Common stock	353	345
Additional paid-in capital	73,043	51,145
Retained earnings	423,485	363,734
Accumulated other comprehensive income (loss)	10,783	9,327
Total stockholders' equity	511,106	427,973	323,770	272,470
Total liabilities and stockholders' equity	4,040,207	3,841,651
Parent Company [Member]
Assets:
Cash	11,230	11,307	6,570	8,437
Investment in consolidated bank subsidiary	557,601	466,232
Investment in unconsolidated Trusts	1,950	1,950
Loans		8,768
Excess cost over fair value of net assets acquired	1,092	1,092
Other, net	1,916	1,612
Total assets	573,789	490,961
Liabilities and Stockholders' Equity:
Accounts payable	27	115
Accrued interest payable	171	297
Income taxes payable	977	1,048
Subordinated debentures	64,950	64,950
Total liabilities	66,125	66,410
Stockholders' equity:
Common stock	353	345
Additional paid-in capital	73,043	51,145
Retained earnings	423,485	363,734
Accumulated other comprehensive income (loss)	10,783	9,327
Total stockholders' equity	507,664	424,551
Total liabilities and stockholders' equity	$ 573,789	$ 490,961